Debt Securities at Fair Value Through Profit or Loss - Summary of Debt Securities at Fair Value Through Profit or Loss (Parenthetical) (Detail) $ in Thousands, $ in Billions	12 Months Ended
	Dec. 31, 2025 ARS ($) percent	Dec. 15, 2025 USD ($)
Disclosure of debt securities at fair value through profit or loss [line items]
Notional amount		$ 17
Argentine government Treasury bonds in pesos adjusted by CER 4.25% - Maturity: 02-14-2025 (T2X5) for a face value of 2,000,000,000. | Option contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Notional amount	$ 2,000,000,000
Argentine Treasury Bonds in pesos zero coupon adjusted by CER – Maturity 06-30-2025 (TZX25) for a face value of 201,356,504,100 | Option contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Notional amount	$ 201,356,504,100
Government securities [member] | US Treasury bills - Maturity: 03-20-2025
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	03-20-2025
Government securities [member] | Level 1 [member] | Argentine government Treasury bonds in pesos adjustable by CER 4.25% - Maturity: 02-14-2025
Disclosure of debt securities at fair value through profit or loss [line items]
Nominal amount of hedging instrument | percent	4.25
Government securities [member] | Level 1 [member] | Argentine Treasury Bonds in pesos at dual rate - Maturity 09-15-2026 | Option contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	09-15-2026
Government securities [member] | Level 1 [member] | Argentine Treasury Bonds in pesos at dual rate - Maturity 06-30-2026 | Option contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	06-30-2026
Government securities [member] | Level 1 [member] | Argentine Treasury Bonds in pesos at dual rate - Maturity 12-15-2026 | Option contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	12-15-2026
Government securities [member] | Level 1 [member] | Argentine Treasury Bonds in pesos at dual rate - Maturity 03-16-2026 | Option contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	03-16-2026
Government securities [member] | Level 1 [member] | Argentine Treasury Bills in pesos TAMAR - Maturity 08-31-2026 | Option contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	08-31-2026
Government securities [member] | Level 1 [member] | Argentine Treasury Bonds capitalizable in pesos - Maturity 02-13-2026 | Option contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	02-13-2026
Government securities [member] | Level 1 [member] | Argentine Treasury Bills in pesos TAMAR - Maturity 04-30-2026 | Option contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	04-30-2026
Government securities [member] | Level 1 [member] | Argentine Treasury Bonds at a discount in pesos adjusted by CER - Maturity 12-15-2026 | Option contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	12-15-2026
Government securities [member] | Level 1 [member] | Argentine Treasury Bonds at a discount in pesos adjusted by CER - Maturity 12-15-2027 | Option contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	12-15-2027
Government securities [member] | Level 1 [member] | Argentine Treasury Bonds at a discount in pesos adjusted by CER - Maturity 03-31-2026 | Option contract [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	03-31-2026
Private securities [member] | Level 1 [member] | Corporate Bonds YPF SA C043 - Maturity 02-16-2032
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	02-16-2032
Private securities [member] | Level 1 [member] | Corporate bonds John Deere Credit Cía. Financiera SA C013 Maturity: 01-04-2026
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	01-04-2026
Private securities [member] | Level 1 [member] | Corporate Bonds Tecpetrol SA C012 - Maturity 11-03-2030
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	11-03-2030
Private securities [member] | Level 1 [member] | Corporate Bonds Vista Energy Argentina SAU C29 - Maturity 06-10-2033
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	06-10-2033
Private securities [member] | Level 1 [member] | Corporate Bonds Transportadora de Gas del Sur SA C003 - Maturity 07-24-2031
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	07-24-2031
Private securities [member] | Level 1 [member] | Corporate Bonds YPF SA C030 - Maturity 07-01-2026
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	07-01-2026
Private securities [member] | Level 1 [member] | Corporate Bonds Cresud S24 C38 - Maturity 03-03-2026
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	03-03-2026
Private securities [member] | Level 1 [member] | Corporate Bonds Vista Oil y Gas Argentina SAU C29 - Maturity 06-10-2033
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	06-10-2033
Private securities [member] | Level 1 [member] | Corporate Bonds Genneia SA C049 - Maturity 12-02-2033
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	12-02-2033
Private securities [member] | Level 2 [member] | Corporate Bonds PSA Finance Argentina C034 - Maturity 12-19-2027
Disclosure of debt securities at fair value through profit or loss [line items]
Borrowings maturity	12-19-2027